Subsequent events - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, R$ in Millions, $ in Millions								1 Months Ended
	Aug. 01, 2019 USD ($) $ / shares	Jul. 24, 2019 USD ($)	Jul. 17, 2019 USD ($)	Jul. 11, 2019 EUR (€)	Jul. 11, 2019 GBP (£)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 BRL (R$)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 BRL (R$)	Aug. 01, 2019 BRL (R$) R$ / shares	Jul. 01, 2019 BRL (R$)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Events After Reporting Period [line items]
Debenture issued for public distribution												$ 955
Interest on capital payable												$ 332	$ 1,109
Events After Reporting Period [member]
Disclosure of Events After Reporting Period [line items]
Proceeds from issuance of debenture						$ 266	R$ 1,000
Initial amount of debt						$ 159					R$ 600
Interest on capital payable	$ 694									R$ 2,608
Interest on capital payable, per share | (per share)	$ 0.05									R$ 0.20
Interest on capital, payment date	Oct. 04, 2019
Interest on capital, shareholding position date	Aug. 12, 2019
Events After Reporting Period [member] | Pampo and Enchova Groups [member]
Disclosure of Events After Reporting Period [line items]
Sale of business, interest sold		100.00%
Fair value of business		$ 851
Consideration received		$ 53
Events After Reporting Period [member] | Bauna Field [member]
Disclosure of Events After Reporting Period [line items]
Sale of business, interest sold		100.00%
Fair value of business		$ 665
Consideration received		$ 50
Events After Reporting Period [member] | Top of range [member]
Disclosure of Events After Reporting Period [line items]
Percentage of possibility to increase of initial amount of debt						20.00%					20.00%
Events After Reporting Period [member] | Unsecured Debt 1 [member]
Disclosure of Events After Reporting Period [line items]
Debenture issued for public distribution						$ 798					R$ 3,000
Events After Reporting Period [member] | Debentures of first series [member]
Disclosure of Events After Reporting Period [line items]
Debt maturity						Sep. 15, 2029	Sep. 15, 2029
Events After Reporting Period [member] | Debentures of second series [member]
Disclosure of Events After Reporting Period [line items]
Debt maturity						Sep. 15, 2034	Sep. 15, 2034
Events After Reporting Period [member] | Debentures of third series [member]
Disclosure of Events After Reporting Period [line items]
Debt maturity						Sep. 15, 2026	Sep. 15, 2026
Any and All Repurchase Offer [member] | Events After Reporting Period [member]
Disclosure of Events After Reporting Period [line items]
Repayment of principal amount of bond | €				€ 222.4
Waterfall Repurchase Offer [member] | Events After Reporting Period [member]
Disclosure of Events After Reporting Period [line items]
Repayment of principal amount of bond			$ 1,790		£ 252.6			$ 64
Federal Prosecutors Office [member] | Events After Reporting Period [member]
Disclosure of Events After Reporting Period [line items]
Proceeds from leniency agreements and repatriations								117	R$ 444
Repatriations amount exceeds								1,100	4,000
Additional payment receivable								$ 67	R$ 253